Document and Entity Information	12 Months Ended
Oct. 31, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2011
Trading Symbol	lxrp
Entity Registrant Name	LEXARIA CORP.
Entity Central Index Key	0001348362
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY